Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clayton Street Trust
Entity Central Index Key	0001660765
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000166588 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
Class Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Conservative Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Conservative Portfolio	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Protective Life Dynamic Allocation Series - Conservative Portfolio returned 11.17%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 22.34%. Its performance benchmark, the Protective Life Conservative Allocation Index, returned 14.71%.
TOP CONTRIBUTORS TO PERFORMANCE
Exposure to large-cap U.S. stocks, including higher-growth names concentrated in the information technology sector, contributed to returns relative to the benchmark, the 50% MSCI ACWI / 50% Bloomberg US Aggregate Bond Index. European equities were moderate contributors. An allocation to U.S. fixed income also aided relative performance.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the benchmark was hindered by the portfolio’s allocation to stocks in Japan. An allocation to U.S. small-cap equities also detracted on a relative basis, as small-cap stocks underperformed large caps for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment April 7, 2016, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Protective Life Dynamic Allocation Series - Conservative Portfolio	11.17%	3.76%	4.60%
MSCI All Country World IndexSM	22.34%	11.19%	12.23%
Protective Life Conservative Allocation Index	14.71%	5.41%	7.07%

Performance Inception Date	Apr. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://janushenderson.com/clayton-street-trust for the most recent performance information.
Net Assets	$ 40,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$40M
Number of portfolio holdings	11
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	86%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.2
Investments Purchased with Cash Collateral from Securities Lending	4.9
Other	(5.1)

C000166589 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
Class Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Moderate Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Moderate Portfolio	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Protective Life Dynamic Allocation Series - Moderate Portfolio returned 12.70%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 22.34%. Its performance benchmark, the Protective Life Moderate Allocation Index, returned 16.97%.
TOP CONTRIBUTORS TO PERFORMANCE
Exposure to large-cap U.S. stocks, including higher-growth names concentrated in the information technology sector, contributed to returns relative to the benchmark, the 65% MSCI ACWI / 35% Bloomberg US Aggregate Bond Index. European equities were moderate contributors. An allocation to U.S. fixed income also aided relative performance.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the benchmark was hindered by the portfolio’s allocation to stocks in Japan. An allocation to U.S. small-cap equities also detracted on a relative basis, as small-cap stocks underperformed large caps for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment April 7, 2016, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Protective Life Dynamic Allocation Series - Moderate Portfolio	12.70%	5.28%	5.69%
MSCI All Country World IndexSM	22.34%	11.19%	12.23%
Protective Life Moderate Allocation Index	16.97%	7.15%	8.64%

Performance Inception Date	Apr. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://janushenderson.com/clayton-street-trust for the most recent performance information.
Net Assets	$ 723,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$723M
Number of portfolio holdings	11
Total investment advisory fee paid	$2.8M
Portfolio turnover rate	105%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.1
Investments Purchased with Cash Collateral from Securities Lending	1.9
Other	(2.0)

C000166590 [Member]
Shareholder Report [Line Items]
Fund Name	Protective Life Dynamic Allocation Series - Growth Portfolio
Class Name	Protective Life Dynamic Allocation Series - Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Protective Life Dynamic Allocation Series - Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://janushenderson.com/clayton-street-trust. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	https://janushenderson.com/clayton-street-trust
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Portfolio	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Protective Life Dynamic Allocation Series - Growth Portfolio	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Portfolio performance over the reporting period?
For the 12-month period ended December 31, 2025, the Protective Life Dynamic Allocation Series - Growth Portfolio returned 16.01%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 22.34%.
TOP CONTRIBUTORS TO PERFORMANCE
Exposure to large-cap U.S. stocks, including higher-growth names concentrated in the information technology sector, contributed to returns relative to the benchmark, the MSCI All Country World Index (ACWI). European equities were more moderate contributors.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the benchmark was hindered by the portfolio’s allocation to stocks in Japan. An allocation to U.S. small-cap equities also detracted on a relative basis, as small-cap stocks underperformed large caps for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment April 7, 2016, through December 31, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Protective Life Dynamic Allocation Series - Growth Portfolio	16.01%	8.77%	8.01%
MSCI All Country World IndexSM	22.34%	11.19%	12.23%

Performance Inception Date	Apr. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://janushenderson.com/clayton-street-trust for the most recent performance information.
Net Assets	$ 34,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$34M
Number of portfolio holdings	9
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	164%

Holdings [Text Block]	What did the Portfolio invest in? Asset Allocation (% of net assets)
Investment Companies	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.5
Other	(2.5)